FINANCIAL EXPENSES NET	0 Months Ended
Dec. 31, 2012
Financial Expenses Net [Abstract]
Financial Expenses - Net
NOTE 16—FINANCIAL EXPENSES- NET:
	Year ended December, 31
	2012	2011	2010

	U.S. $ in millions
Interest expenses and other bank charges	$355	$234	$202
Foreign exchange (gain) losses— net	25	16	(22)
Income from investments	(26)	(44)	(57)
Gain from interest rate swap transaction	-	(53)
Losses from hedging transactions in connection with the ratiopharm acquisition	-	-	102
Expenses mainly from senior notes prepayment	32	-	-
Total finance expense — net	$386	$153	$225